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                                     [LOGO]
                                 FLAG INVESTORS

                                 Value Builder
                                      Fund

                               Semi-Annual Report
                               September 30, 1999
                                 --------------

================================================================================

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o     Your Fund reached $1 billion in market value on July 1, 1999.

o Your Fund achieved excellent performance results for the 1-, 3- and 5-year periods ended September 30, 1999 with cumulative gains of 20.24%, 62.56% and 142.15%, respectively. Based on total return, Lipper, Inc. ranked your Fund in the top 10% of balanced funds for these periods.

o The Fund's asset mix continued to emphasize long-term holdings with stocks and bonds representing 96% of the portfolio. New and existing shareholders purchased $134 million in Fund shares over the past 12 months.

o Your fund invests primarily in intermediate bonds with maturities of 2 to 10 years in an effort to mitigate price risk. Maturity risk in long-term bonds is greater than is often realized. As was recently observed, the yield on 30-year Treasury bonds rose 100 basis points from 5.1% to 6.1% causing a 13% decline in the price of long-term Treasury bonds.

o The rise in interest rates has dampened investors' enthusiasm for common stocks. Nonetheless, we are encouraged about the prospects of our portfolio holdings because they represent very good value relative to bond yields and the S&P 500.

o The returns of the Fund's best performers demonstrate our philosophy of buying good value and having the patience for such value to be fully recognized in the investment marketplace. We have remained active in our pursuit of finding good value by adding to existing positions or creating new ones. Net purchases of stocks and bonds totaled almost $168 million over the past 12 months.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares(1) June 15, 1992-September 30, 1999

 [The following table was depicted as a mountain graph in the printed material]

                   $10,000 invested in the Value Builder Fund
                  Class A Shares at inception on June 15, 1992
                    was worth $29,431 on September 30, 1999

Year                Value
----               -------

6/92               $10,000
                   $10,776
6/93               $11,526
                   $12,043
6/94               $11,666
                   $11,998
6/95               $14,076
                   $15,927
6/96               $17,217
                   $19,851
6/97               $22,132
                   $24,351
6/98               $27,094
                   $28,862
6/99               $30,544
9/99               $29,431

Total Return Performance(1)

                                 Class A     Class B     Class C  Institutional
For the periods ended 9/30/99    Shares      Shares      Shares       Shares
--------------------------------------------------------------------------------
1 Year                            20.24%      19.34%      19.52%       20.51%
3 Years (Cumulative)              62.56%      58.95%        --%        63.81%
5 Years (Cumulative)             142.15%         --%        --%           --%
Since Inception                  6/15/92     1/3/95      4/8/98       11/2/95
                                 ------      ------      ------       -------
(Cumulative)                     194.31%     136.50%       7.03%       93.01%

(1) Past performance is not an indicator of future results. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. Some of the Fund's fees were waived during the period. If the maximum 4.5% sales charge were reflected and if there had been no fee waivers, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the fund's prospectus. Please review the Additional Performance Information on page 6.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

      We are pleased to report the progress of your Fund for the period ended September 30, 1999. We are also pleased to report that your Fund reached $1 billion in market value on July 1, 1999.

      Although the equity market and your Fund have given back some of the gains achieved earlier in the year, the Fund's Class `A' shares gained 2.0% for the first nine months of this year. Since our report to you a year ago, the Fund has gained 20.2%. Most of the gain over the past year is attributable to the earnings gains of the portfolio companies and the low valuations this time a year ago. With interest rates rising on long-term treasury bonds from 5.1% to 6.1%, we are especially pleased with the Fund's concentration in 2 to 10 year maturity bonds and their performance relative to long-term treasury bonds.

      From a longer-term perspective, we are pleased to report that your Fund's performance continues to place it in the top decile of Balanced Funds. According to Lipper, Inc., the Fund's Class `A' shares ranked #34 out of 427 Funds, #31 out of 316 Funds and #6 out of 202 Funds for the respective 1-, 3-, and 5-year periods ending September 30, 1999. We are also pleased that Barrons has recognized the success of the Value Builder Fund in each of the past 3 years in its annual review of Mutual Funds.

      The best performing common stocks over the past nine months are listed below.

Best Performers 12/31/98-9/30/99

--------------------------------------------------------------------------------
                                                   Original
  Security                      Percent Gain    Investment Date
  -------------------------------------------------------------
  Tandy Corp.                      151.0%            2/94
  Case Corp.                       128.4%           10/98
  LodgeNet Entertainment            89.1%            8/94
  Harrah's Entertainment            76.9%           11/96
  Amgen, Inc.                       55.9%            4/94
  Cognex Corp.                      50.9%            2/98
  First Data Corp.                  37.6%           10/96
  Hercules(w)                       34.7%            8/94
  America Online                    34.2%           11/96
  Citigroup                         32.8%            6/95
--------------------------------------------------------------------------------

----------
(w)   Sold mid-period

      You will note that many have been held for quite some time. Again, this clearly demonstrates that long-term holdings continue to contribute to the Fund's performance, but it also highlights the fact that we are always adding new securities that represent good value.

--------------------------------------------------------------------------------

      While a number of the Fund's equity securities have given up some ground so far this year, our two biggest losers were Champion Enterprises and Sinclair Broadcasting declining 67% and 54% respectively. Unlike last year where we ridiculed ourselves for our purchase of Sunbeam, these disappointments do not appear (at least for now) to reflect exceptionally poor judgement but rather not-so-good timing. Whatever the case, in our annual letter to you in April when we do our "scorecard" we will certainly admonish ourselves to the full extent deserved.

Asset Mix and Five Largest Holdings

      Although there was a small change in the asset mix over the past year, our investment activity was considerably greater. With share purchases by new and existing shareholders of $134 million over the past 12 months, our net purchases of stocks and bonds totaled almost $168 million for the same period. We very much appreciate this expression of confidence. The pie chart below reflects the current asset mix as well as the asset mix a year ago.

   [The following tables were depicted as pie charts in the printed material]

                                        9/30/98        9/30/99

Common Stocks and Convertables           59.2%          70.0%
Fixed Income                             32.1%          26.0%
Short-Term Investment                     8.7%           4.0%

The five largest common stock holdings are listed below along with the percentage change for each so far this year.

Five Largest Holdings

--------------------------------------------------------------------------------
                                            Market Value        Performance
Security                         Cost       as of 9/30/99   12/31/98 to 9/30/99
--------------------------------------------------------------------------------
America Online              $  2,531,970     $ 72,800,000          34.2%
Cendant Corporation           33,593,748       39,977,189          -8.1%
Conseco                       40,206,160       33,927,215         -37.7%
Blyth Industries              26,306,494       28,281,388         -10.2%
IBM                            2,754,703       20,876,500          31.2%
                            ------------     ------------
  Total                     $105,393,075     $195,862,292
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Portfolio Developments

      Since our last report to shareholders, we have remained active in our pursuit of improving the prospects of your Fund by adding to existing positions or creating new ones. Our largest purchases in the Fund are listed below.

Largest Purchases (for the six months ended 9/30/99)

--------------------------------------------------------------------------------
  Common Stock Purchases
  Security                                              Cost
--------------------------------------------------------------------------------
  Cendant Corporation (a)                           $34,602,417
  Allied Waste Industries                            16,258,193
  Conseco (a)                                        13,725,835
  SFX Entertainment                                   9,969,040
  Countrywide Credit (a)                              8,626,144
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Bond Purchases
  Security                                              Cost
--------------------------------------------------------------------------------
  Textron, Inc., 6.75%, 9/15/02                   $   6,995,800
  Ford Motor Credit, 6.70%, 7/16/04                   6,139,914
  Crown Castle Intl., 9.00%, 5/15/11                  6,000,000
  Marriott Intl., 7.875%, 9/15/09                     5,663,691
  Blyth Industries, 7.90%, 10/01/09                   4,458,735
--------------------------------------------------------------------------------
----------
(a)   Addition to existing holding

Investment Environment

      The year 1999 began with the yield on 30-year treasury bonds at 5.1%. By the end of September, the yield on this same instrument had risen to 6.1%. Although a 1.0% rise in interest rates may not seem like a lot, such a rise resulted in a 13% decline in the price of long maturity treasury bonds or the equivalent of more than two years of interest payments. For a triple `A' security that is often viewed as having very little risk, this example is a clear reminder that maturity risk in long-term bond ownership is considerably greater than is often realized. This price risk, to a large degree, explains why your Fund invests primarily in intermediate bonds of 2 to 10 years (98% of bond holdings). In this sector we can typically earn 90% to 95% of the yield available on 30-year bonds, but with considerably less price risk.

--------------------------------------------------------------------------------

      The rise in interest rates has also dampened investors' enthusiasm for common stocks especially those in the financial sector (banks, insurance companies, etc.). While it appears the Federal Reserve is still inclined to keep upward pressure on interest rates, most common stock prices seem to have more than adjusted to this environment. For this reason we are quite encouraged about the prospects of our portfolio holdings for the coming year. Quite frankly, the valuations for many portfolio companies in an absolute sense as well as relative to bond yields and the S&P 500, is better than we have seen in quite some time. As a consequence, we believe our optimism for the equity holdings in your Fund is well founded.

      For those shareholders who are curious as to what impact Y2K will have on our investment activities in the coming months, the answer is very little, if any. While we recognize that some companies, especially in the technology area, may experience some deferral of sales during the 4th quarter, we do not expect it to have a major impact on stock prices. Should we be wrong, we expect to use any price volatility as an opportunity to improve the overall prospects of the Fund's portfolio holdings. Lastly, it may be worth noting that one of our largest holdings is Blyth Industries, the largest candle manufacturer in the country. So if some of the lights do go out, we're ready.

      We thank you for your continued interest and support. We look forward to the ongoing process of building value for you.

Respectfully submitted,


Hobart C. Buppert, II
October 22, 1999

/s/ Hobart C. Buppert, II

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Additional Performance Information

      The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares, 1.00% maximum contingent deferred sales charge for the Fund's Class C Shares and 1.50% maximum sales charge.

Average Annual Total Return

--------------------------------------------------------------------------------
 For the periods ended 9/30/99     1 Year  3 Years   5 Years  Since Inception(1)
--------------------------------------------------------------------------------
  Class A Shares                   14.83%   15.79%    18.26%       15.22%
  Class B Shares                   15.34%   15.97%      --         19.70%
  Class C Shares                   18.52%     --        --          4.70%
  Institutional Shares             20.51%   17.88%      --         18.32%
--------------------------------------------------------------------------------
(1) Inception dates: Class A 6/15/92, Class B 1/3/95, Class C 4/8/98, Institutional 11/2/95.

      Past performance is not an indicator of future results. The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

Shares                                                              Market Value
--------------------------------------------------------------------------------

------------------------------------
 COMMON STOCK: 65.7%
------------------------------------

Banking: 1.4%
    152,500   Bank of America Corp. .......................  $  8,492,344
    131,000   Wells Fargo & Company .......................     5,190,875
                                                             ------------
                                                               13,683,219
                                                             ------------
Basic Industry: 1.2%
    722,600   Airgas, Inc.* ...............................     8,400,225
    140,000   Georgia Gulf Corp. ..........................     2,467,500
                                                             ------------
                                                               10,867,725
                                                             ------------
Business Services: 3.0%
    294,700   First Data Corp. ............................    12,929,962
    176,400   SEI Corp. ...................................    15,749,212
                                                             ------------
                                                               28,679,174
                                                             ------------
Capital Goods: 1.9%
    300,000   Case Corp. ..................................    14,943,750
     36,000   Eaton Corp. .................................     3,107,250
                                                             ------------
                                                               18,051,000
                                                             ------------
Consumer Durables/Non - Durables: 6.7%
  1,007,800   Blyth Industries, Inc.* .....................    28,281,387
     33,500   Eastman Kodak Co. ...........................     2,527,156
    200,000   Ford Motor Company ..........................    10,037,500
     50,000   Liz Claiborne, Inc. .........................     1,550,000
    671,280   Mattel, Inc. ................................    12,754,320
    111,600   Philip Morris Cos., Inc. ....................     3,815,325
    414,800   Unifi, Inc.* ................................     4,562,800
                                                             ------------
                                                               63,528,488
                                                             ------------
Consumer Services: 14.2%
  1,339,900   Allied Waste Industries, Inc.* ..............    15,660,081
    700,000   America Online, Inc.* .......................    72,800,000
  2,252,236   Cendant Corp.* ..............................    39,977,189
     60,000   Gannett Co. .................................     4,151,250
    202,000   Sinclair Broadcasting Group A* ..............     1,830,625
                                                             ------------
                                                              134,419,145
                                                             ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                          September 30, 1999
(Unaudited)

Shares                                                              Market Value
--------------------------------------------------------------------------------

------------------------------------
 COMMON STOCK (continued)
------------------------------------

Defense/Aerospace: 0.9%
    156,000   Boeing Co. ..................................  $  6,649,500
     62,342   Lockheed Martin Corp. .......................     2,037,804
                                                             -------------
                                                                8,687,304
                                                             -------------
Energy: 1.0%
    125,000   Burlington Resources, Inc. ..................     4,593,750
    250,000   Petroleum Geo Services* .....................     4,765,625
                                                             -------------
                                                                9,359,375
                                                             -------------
Entertainment: 2.2%
    896,700   Lodgenet Entertainment Corp.* ...............    11,657,100
    300,000   SFX Entertainment, Inc. - Class A* ..........     9,150,000
                                                             -------------
                                                               20,807,100
                                                             -------------
Financial Services: 5.6%
     83,500   American Express Co. ........................    11,241,187
    387,750   Citigroup ...................................    17,061,000
    306,500   Countrywide Credit Industries, Inc. .........     9,884,625
    172,000   Freddie Mac .................................     8,944,000
    265,780   MBNA Corp. ..................................     6,063,106
                                                             -------------
                                                               53,193,918
                                                             -------------
Health Care Services: 4.3%
    190,000   Amgen, Inc.* ................................    15,485,000
     40,000   Baxter International, Inc. ..................     2,410,000
     76,000   Bristol-Myers Squibb Co. ....................     5,130,000
     26,000   Cardinal Health, Inc. .......................     1,417,000
    114,000   Johnson & Johnson ...........................    10,473,750
     99,700   Wellpoint Health Networks, Inc.* ............     5,682,900
                                                             -------------
                                                               40,598,650
                                                             -------------
Gaming: 0.6%
    200,000   Harrah's Entertainment* .....................     5,550,000
                                                             -------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Shares                                                              Market Value
--------------------------------------------------------------------------------

------------------------------------
 COMMON STOCK (continued)
------------------------------------

Housing: 1.6%
    900,000   Champion Enterprises, Inc.* .................  $   8,100,000
    144,000   USG Corp. ...................................      6,840,000
                                                             -------------
                                                                14,940,000
                                                             -------------
Insurance: 5.7%
  1,756,749   Conseco, Inc. ...............................     33,927,215
     65,000   Hartford Financial Services Group, Inc. .....      2,656,875
     66,000   RenaissanceRe Holdings Limited ..............      2,289,375
    340,998   XL Capital Limited - Class A ................     15,344,910
                                                             -------------
                                                                54,218,375
                                                             -------------
Multi - Industry: 0.8%
    128,000   United Technologies Corp. ...................      7,592,000
                                                             -------------
Real Estate: 1.1%
    899,136   Host Marriott Corp. .........................      8,541,792
    100,500   U.S. Restaurant Properties, Inc. ............      1,909,500
                                                             -------------
                                                                10,451,292
                                                             -------------
Retail: 1.6%
    500,000   Kmart Corp.* ................................      5,843,750
    180,000   Tandy Corp. .................................      9,303,750
                                                             -------------
                                                                15,147,500
                                                             -------------
Technology: 6.1%
     70,400   Autodesk, Inc. ..............................      1,540,000
    321,100   Cognex Corp.* ...............................      9,693,206
    125,000   Electronic Data Systems Corp. ...............      6,617,187
    172,000   International Business Machines Corp. .......     20,876,500
    903,000   Novell, Inc.* ...............................     18,680,813
                                                             -------------
                                                                57,407,706
                                                             -------------
Telecommunications: 3.8%
    182,498   COMSAT Corp. ................................      5,406,521
    100,000   Global Telesystems Group, Inc.* .............      1,971,875
    190,689   MCI Worldcom, Inc.* .........................     13,705,772
    200,000   Qwest Communications International, Inc.* ...      5,912,500
    150,500   U.S. West, Inc. .............................      8,587,906
                                                             -------------
                                                                35,584,574
                                                             -------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)
   Shares/
   Par (000)                                                        Market Value
--------------------------------------------------------------------------------
COMMON STOCK (continued)
--------------------------------------------------------------------------------

Transportation: 1.0%
  270,000        Canadian National Rail Co. ...................     $  8,184,375
   34,982        Delta Air Lines, Inc. ........................        1,696,627
                                                                    ------------
                                                                       9,881,002
                                                                    ------------
Utilities: 1.0%
  204,700        MidAmerican Energy Holdings* .................        6,038,650
  100,000        Unicom Corp. .................................        3,693,750
                                                                    ------------
                                                                       9,732,400
                                                                    ------------
                 Total Common Stock
                   (Cost $392,489,361) ........................      622,379,947
                                                                    ------------

--------------------------------------------------------------------------------
 PREFERRED STOCK: 0.7%
--------------------------------------------------------------------------------

  200,000        Conseco Financial Trust, 8.70% ...............        4,450,000
  100,000        Conseco Financial Trust, 9.16%, ..............        2,356,250
                                                                    ------------
                 Total Preferred Stock
                   (Cost $7,500,000) ..........................        6,806,250
                                                                    ------------

--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK: 2.0%
--------------------------------------------------------------------------------

   255,000     Central Park Trust Cvt. Pfd., 5.25% ..............      4,590,000
    40,000     Fleetwood Capital Trust, Cvt. Pfd., 6.00% ........      1,425,000
   145,000     Sinclair Broadcast Group, Cvt. Pfd., 6.00% .......      4,812,188
   423,600     U.S. Restaurant properties, series A, Cvt.
               Pfd., 7.72% ......................................      7,413,000
                                                                    ------------
               Total Convertible Preferred Stock
                 (Cost $23,093,742) .............................     18,240,188
                                                                    ------------

--------------------------------------------------------------------------------
 CONVERTIBLE BONDS: 2.4%
--------------------------------------------------------------------------------

$   2,000      Healthcare Realty Trust, Cvt. Deb., 6.55%,
                 3/14/02 ........................................      1,860,000
   10,970      Integrated Process Equipment, Cvt. Deb.,
                 6.25%, 09/15/04 ................................      8,268,638
    1,661      Richardson Electronics, Cvt Deb., 8.25%,
                 6/15/06 ........................................      1,376,554
   10,907      Softkey International, Cvt. Deb., 5.50%,
                 11/01/00 .......................................     10,743,395
                                                                    ------------
               Total Convertible Bonds (Cost $21,973,568) .......     22,248,587
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

   Par
   (000)                                                            Market Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 25.4%
--------------------------------------------------------------------------------

$   1,000     Allied Waste North America, 10.00%, 08/1/09 ........  $    915,000
    9,230     Amazon.com Inc., 0.00%, 05/1/08 ....................     6,253,325
    3,000     Avon Products Inc., 6.55%, 08/1/07 .................     2,836,590
    4,500     Blyth Industries, 7.90%, 10/1/09 ...................     4,427,010
    2,975     CalEnergy Co., Inc., 7.23%, 09/15/05 ...............     2,911,841
    5,000     CalEnergy Co., Inc., 7.63%, 10/15/07 ...............     4,961,500
    3,000     Campbell Soup Co., 6.15%, 12/1/02 ..................     3,000,540
    1,000     Capstar Hotel Co. Sr. Sub. Notes,
                8.75%, 08/15/07 ..................................       917,500
    8,000     Cendant Corp., 7.75%, 12/1/03 ......................     7,993,120
      873     Chattem Inc., 12.75%, 06/15/04 .....................       947,205
    2,000     Chattem, 8.875%, 04/1/08 ...........................     1,900,000
    3,000     Circus Circus, 6.75%, 07/15/03 .....................     2,730,000
    1,000     Citigroup Inc., 6.125%, 06/15/00 ...................     1,000,790
    5,100     Conseco Inc., 6.80%, 06/15/05 ......................     4,764,063
    6,000     Crown Castle Intl. Corp., 9.00%, 05/15/11 ..........     5,625,000
    5,000     Cytec Industries, 6.50%, 03/15/03 ..................     4,686,650
    5,000     Cytec Industries, 6.75%, 03/15/08 ..................     4,789,200
    2,150     First Tennessee Bank, 6.40%, 04/1/08 ...............     2,039,512
    1,500     FMC Corp., 6.75%, 05/5/05 ..........................     1,444,695
    5,000     FMC Corp., 7.00%, 05/15/08 .........................     4,719,100
    6,150     Ford Motor Credit Co, 6.70%, 07/16/04 ..............     6,119,435
    5,000     Frontier Corp., 7.25%, 05/15/04 ....................     4,797,850
    1,000     Fund America Enterprise, 7.75%, 02/1/03 ............       995,800
    5,000     Furon Co., 8.125%, 03/1/08 .........................     4,712,500
    5,000     GTE Corp., 6.46%, 04/15/08 .........................     4,825,500
    2,000     Hammons, (J.Q.) Hotel Group First Mtge.,
                8.875%, 02/15/04 .................................     1,830,000
    5,700     HMH Properties, Inc., 7.875%, 08/1/05 ..............     5,258,250
    1,000     HMH Properties, Inc., 8.45%, 12/1/08 ...............       927,500
    3,000     Host Marriott Travel Plaza, 9.50%, 05/15/05 ........     3,157,500
    5,000     ICI, 6.95%, 09/15/04 ...............................     4,970,900
    1,775     ITT Corp., 6.25%, 11/15/00 .........................     1,752,316
    2,000     ITT Corp., 6.75%, 11/15/03 .........................     1,900,260
    5,000     J.P. Morgan, 6.875%, 01/15/07 ......................     4,913,950
    4,000     Jeffries Group Inc., 7.50%, 08/15/07 ...............     4,006,480
    3,000     Knight-Ridder, Inc., 6.625%, 11/1/07 ...............     2,916,930

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1999
(Unaudited)
   Par
   (000)                                                            Market Value
--------------------------------------------------------------------------------
 CORPORATE BONDS (continued)
--------------------------------------------------------------------------------

$   5,000     Lilly Industries, 7.75%, 12/1/07 ...................  $  4,762,000
    2,500     Lockheed Martin, 7.25%, 05/15/06 ...................     2,462,500
    2,200     Lockheed Martin Corp., 6.85%, 05/15/01 .............     2,200,440
    5,000     Lodgenet Entertainment, 10.25%, 12/15/06 ...........     5,062,500
    1,285     Markel Corp., 7.25%, 11/1/03 .......................     1,298,814
   10,000     Marriot International Inc., 6.625%, 11/15/03 .......     9,780,100
    5,700     Marriot International Inc., 7.875%, 09/15/09 .......     5,705,358
    1,000     Masco Corp., 6.125%, 09/15/03 ......................       987,080
    2,000     McDonnell Douglas Corp., 6.875%, 11/1/06 ...........     2,007,040
      500     MCI Communication Corp., 7.50%, 08/20/04 ...........       512,805
    9,800     Millipore Corp., 7.20%, 04/1/02 ....................     9,662,604
    7,100     Millipore Corp., 7.50%, 04/1/07 ....................     6,693,667
    4,000     Morgan Guaranty Trust Co., 5.75%, 10/8/99 ..........     4,000,000
    1,500     Norfolk Southern, 6.95%, 05/1/02 ...................     1,506,165
    1,500     Norfolk Southern Corp., 7.35%, 05/15/07 ............     1,516,320
    5,000     Premier Parks, 9.25%, 04/1/06 ......................     4,800,000
    4,000     Premier Parks Corp. Sr. Notes, 9.75%, 01/15/07 .....     4,080,000
    3,400     Premier Parks, 9.75%, 06/15/07 .....................     3,298,000
    3,815     Raychem Corp., 7.20%, 10/15/08 .....................     3,760,331
    3,000     Raytheon, 6.45%, 08/15/02 ..........................     2,962,860
    5,000     Raytheon Co. Notes, 6.50%, 07/15/05 ................     4,824,800
    2,000     RJR Nabisco, Inc., 6.70%, 06/15/02 .................     1,985,220
    4,000     SFX Entertainment, 9.125%, 02/1/08 .................     3,680,000
    5,500     Solutia, Inc., 6.50%, 10/15/02 .....................     5,430,315
    2,000     Sun Microsystems, 7.00%, 08/15/02 ..................     2,009,480
    2,000     Sun Microsystems, 7.50%, 08/15/06 ..................     2,017,800
    1,000     Sun Microsystems, 7.65%, 08/15/09 ..................     1,015,740
    3,000     Tandy Corp., 6.95%, 09/1/07 ........................     2,972,850
    1,000     Tektronix, 7.50%, 08/1/03 ..........................       997,880
    1,000     Tenneco, Inc. Notes, 8.075%, 10/1/02 ...............     1,029,070
    7,000     Textron Inc., 6.75%, 09/15/02 ......................     6,997,760
    5,000     United Defense Inds Inc., 8.75%, 11/15/07 ..........     4,862,500
    2,660     USG Corp. Sr. Notes, 8.50%, 08/1/05 ................     2,826,250
      500     Xerox Corp., 7.15%, 08/1/04 ........................       506,205
                                                                    ------------
              Total Corporate Bonds
              (Cost $245,048,575) ................................   240,162,266
                                                                    ------------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

   Par
   (000)                                                            Market Value
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY SECURITIES: 0.4%
--------------------------------------------------------------------------------

$   4,000     U.S. Treasury Note, 6.125%, 12/31/01 ...............   $ 4,036,600
                                                                    ------------
              Total U.S. Government and Agency Securities
                (Cost $3,976,676) ................................     4,036,600
                                                                    ------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS: 2.3%
--------------------------------------------------------------------------------

   22,194    Goldman Sachs Dated 9/30/99, to be repurchased
               on 10/1/99, collateralized by U.S Treasury
               Bonds with a par value of $22,985,000,
               coupon rate of 6.125%, due 11/27/15, with a
               market value of $22,638,426 .......................    22,194,000
                                                                    ------------

Total Investments (Cost $716,275,922)** ...................  98.9%  $936,067,838
Liabilities in Excess of Assets ...........................   1.1%     9,991,850
                                                            -----   ------------
Net Assets ................................................ 100.0%  $946,059,688
                                                            =====   ============
Net Asset Value and Redemption Price Per:
  Class A Share ($650,086,225 divided by 28,289,585 shares).......  $22.98
                                                                    ======
  Class B Share ($122,554,623 divided by 5,347,482 shares) .......  $22.92***
                                                                    ======
  Class C Share ($30,416,547 divided by 1,326,734 shares) ........  $22.93****
                                                                    ======
  Institutional Share ($143,002,293 divided by 6,170,346 shares)..  $23.18
                                                                    ======
Maximum Offering Price Per:
  Class A Share ($22.98 divided by 0.955) ........................  $24.06
                                                                    ======
  Class B Share ..................................................  $22.92
                                                                    ======
  Class C Share ..................................................  $22.93
                                                                    ======
  Institutional Share ............................................  $23.18
                                                                    ======

--------
   * Non-income producing security.
  ** Aggregate cost for federal tax purposes is $716,052,868.
 *** Redemption value is $22.00 following a 4% maximum contingent deferred sales charge.
**** Redemption value is $22.70 following a 1% maximum contingent deferred sales charge.

                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Operations
(Unaudited)                                                       For the Six
                                                                 Months Ended
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                     1999
--------------------------------------------------------------------------------

Investment Income:
  Dividends ............................................           $  4,421,330
  Interest .............................................             10,648,742
  Less: Foreign taxes withheld .........................                (11,427)
                                                                   ------------
        Total income ...................................             15,058,645
                                                                   ------------

Expenses:
  Investment advisory fee ......................................      3,560,647
  Distribution fee .............................................      1,579,970
  Transfer agent fee ...........................................        193,023
  Custodian fees ...............................................         75,089
  Accounting fee ...............................................         69,337
  Registration fees ............................................         64,575
  Directors' fees ..............................................         18,732
  Miscellaneous ................................................         58,857
                                                                   ------------
        Total expenses .........................................      5,620,230
                                                                   ------------
  Net investment income ........................................      9,438,415
                                                                   ------------
Realized and unrealized gain on investments:
  Net realized gain from security transactions .................     20,448,497
  Change in unrealized appreciation/depreciation of investments     (68,330,631)
                                                                   ------------
  Net loss on investments ......................................    (47,882,134)
                                                                   ------------
Net decrease in net assets resulting from operations ...........   $(38,443,719)
                                                                   ============

                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                   For the Six        For the
                                                  Months Ended       Year Ended
                                                  September 30,      March 31,
--------------------------------------------------------------------------------
                                                     1999(1)           1999
                                                     -------           ----

Increase in Net Assets:
Operations:
  Net investment income ........................  $   9,438,415   $  19,520,631
  Net realized gain from security
    transactions ...............................     20,448,497      13,846,863
  Change in unrealized appreciation/depreciation
    of investments .............................    (68,330,631)     76,741,086
                                                  -------------   -------------
  Net increase (decrease) in net assets
    resulting from operations ..................    (38,443,719)    110,108,580
                                                  -------------   -------------
Distributions to Shareholders from:
  Net investment income and short-term gains:
    Class A Shares ...........................      (6,523,374)     (13,804,511)
    Class B Shares ...........................        (822,507)      (1,569,776)
    Class C Shares ...........................        (155,845)        (128,906)
    Class D Shares ...........................              --         (257,548)
    Institutional Shares .....................      (1,610,960)      (3,045,076)
  Net realized long-term gains:
    Class A Shares ...........................      (1,783,163)      (8,542,386)
    Class B Shares ...........................        (325,519)      (1,338,049)
    Class C Shares ...........................         (68,188)        (156,874)
    Class D Shares ...........................              --               --
    Institutional Shares .....................        (388,515)      (1,772,147)
                                                 -------------    -------------
  Total distributions ........................     (11,678,071)     (30,615,273)
                                                 -------------    -------------
Capital Share Transactions:
  Proceeds from sale of shares ...............     117,350,386      273,356,523
  Value of shares issued in reinvestment
    of dividends .............................      10,286,344       27,465,074
  Cost of shares repurchased .................     (54,244,168)    (135,894,760)
                                                 -------------    -------------
  Increase in net assets derived from
    capital share transactions ...............      73,392,562      164,926,837
                                                 -------------    -------------
  Total increase in net assets ...............      23,270,772      244,420,144

Net Assets:
  Beginning of period ........................     922,788,916      678,368,772
                                                 -------------    -------------
  End of period (including undistributed net
    investment income of $5,225,781 and
    $4,505,377, respectively) ................   $ 946,059,688    $ 922,788,916
                                                 =============    =============

----------
(1) Unaudited.

                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)                   For the Six
                                                                  Months Ended
                                                                  September 30,
--------------------------------------------------------------------------------
                                                                      1999(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period ....................      $   24.15
                                                                   ---------

Income from Investment Operations:
  Net investment income .....................................           0.12
  Net realized and unrealized gain on investments ...........          (0.99)
                                                                   ---------
  Total from Investment Operations ..........................          (0.87)
                                                                   ---------

Less Distributions:
  Net investment income and short-term capital gains ........          (0.24)
  Net realized mid-term and long-term capital gains .........          (0.06)
                                                                   ---------
  Total distributions .......................................          (0.30)
                                                                   ---------
  Net asset value at end of period ..........................      $   22.98
                                                                   =========

Total Return ................................................          (3.64)%

Ratios to Average Net Assets:

  Expenses ..................................................           1.09%(4)
  Net investment income .....................................           2.03%(4)

Supplemental Data:
  Net assets at end of period (000) .........................      $ 650,086
  Portfolio turnover rate ...................................             20%

----------
(1) Unaudited.
(2) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.40% for the year ended March 31, 1995.
(3) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 3.02% for the year ended March 31, 1995.
(4) Annualized.

Flag Investors Value Builder Fund
--------------------------------------------------------------------------------

                         For the Years Ended March 31,
--------------------------------------------------------------------------------

  1999            1998              1997            1996              1995
  ----            ----              ----            ----              ----

$  22.09        $  17.14         $  14.68         $  12.02         $  11.23
--------        --------         --------         --------         --------


    0.56            0.47             0.39             0.36             0.35
    2.40            5.21             2.49             3.03             0.80
--------        --------         --------         --------         --------
    2.96            5.68             2.88             3.39             1.15
--------        --------         --------         --------         --------


   (0.57)          (0.47)           (0.36)           (0.41)           (0.35)
   (0.33)          (0.26)           (0.06)           (0.32)           (0.01)
--------        --------         --------         --------         --------
   (0.90)          (0.73)           (0.42)           (0.73)           (0.36)
--------        --------         --------         --------         --------
$  24.15        $  22.09         $  17.14         $  14.68         $  12.02
========        ========         ========         ========         ========
   13.91%          33.82%           19.90%           28.86%           10.57%


    1.12%           1.14%            1.27%            1.31%            1.35%(2)
    2.64%           2.49%            2.51%            2.72%            3.07%(3)


$649,664        $491,575         $278,130         $200,020         $146,986
      10%              7%              13%              15%              18%

                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)                   For the Six
                                                                  Months Ended
                                                                  September 30,
--------------------------------------------------------------------------------
                                                                      1999(1)
--------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period ....................       $  24.11
                                                                    --------

Income from Investment Operations:
  Net investment income .....................................           0.13
  Net realized and unrealized gain on investments ...........          (1.09)
                                                                    --------
  Total from Investment Operations ..........................          (0.96)
                                                                    --------
Less Distributions:
  Net investment income and short-term capital gains ........          (0.17)
  Net realized mid-term and long-term capital gains .........          (0.06)
                                                                    --------
  Total distributions .......................................          (0.23)
                                                                    --------
  Net asset value at end of period ..........................       $  22.92
                                                                    ========
Total Return ................................................          (4.00)%

Ratios to Average Net Assets:

  Expenses ..................................................           1.84%(2)
  Net investment income .....................................           1.28%(3)

Supplemental Data:
  Net assets at end of period (000) .........................       $122,555
  Portfolio turnover rate ...................................             20%

----------
(1) Unaudited.
(2) Annualized
(3) Commencement of Operations.
(4) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 2.17% annualized for the period ended March 31, 1995.
(5) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.87% annualized for the period ended March 31, 1995.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
                                                             For the Period
                                                              Jan. 3, 1995(3)
                                                                 through
                 For the Years Ended March 31,                  March 31,

--------------------------------------------------------------------------------
   1999           1998            1997           1996            1995

$  22.08      $    17.16      $    14.71      $    12.01      $    11.14
--------      ----------      ----------      ----------      ----------


    0.41            0.34            0.26            0.21            0.08
    2.38            5.20            2.51            3.05             .79
--------      ----------      ----------      ----------      ----------
    2.79            5.54            2.77            3.26            0.87
--------      ----------      ----------      ----------      ----------


   (0.43)          (0.36)          (0.26)          (0.24)             --
   (0.33)          (0.26)          (0.06)          (0.32)             --
--------      ----------      ----------      ----------      ----------
   (0.76)          (0.62)          (0.32)          (0.56)             --
--------      ----------      ----------      ----------      ----------
$  24.11      $    22.08      $    17.16      $    14.71      $    12.01
========      ==========      ==========      ==========      ==========
   13.10%          32.84%          19.00%          27.89%           7.81%


    1.87%           1.89%           2.02%           2.06%           2.10%(2),(4)
    1.90%           1.75%           1.84%           1.97%           2.94%(2),(5)


$110,680      $   64,498      $   17,311      $    4,178      $      341
      10%              7%             13%             15%             18%

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)


                                                                  For the Six
                                                                  Months Ended
                                                                  September 30,
-------------------------------------------------------------------------------
                                                                     1999(2)

Per Share Operating Performance:
   Net asset value at beginning of period .....................     $ 24.12
                                                                    -------

Income from Investment Operations:
   Net investment income ......................................        0.14

   Net realized and unrealized gain (loss) on investments .....       (1.10)
                                                                    -------
   Total from Investment Operations ...........................       (0.96)
                                                                    -------

Less Distributions:
   Net investment income and short-term gains .................       (0.17)
   Net realized mid-term and long-term capital gains ..........       (0.06)
                                                                    -------
   Total distributions ........................................       (0.23)
                                                                    -------
   Net asset value at end of period ...........................     $ 22.93
                                                                    =======

Total Return ..................................................       (4.04)%

Ratios to Average Net Assets:
   Expenses ...................................................        1.84%(3)
   Net investment income ......................................        1.28%(3)

Supplemental Data:
   Net assets at end of period (000) ..........................     $30,417
   Portfolio turnover rate ....................................          20%


--------------
1 Commencement of operations.
2 Unaudited.
3 Annualized.
4 Total return is from inception.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

For the Period
April 8, 1998(1)
    through
    March 31,
--------------------------------------------------------------------------------
      1999

    $ 22.31
    -------


       0.39

       2.10
    -------
       2.49
    -------


      (0.35)
      (0.35)
    -------
      (0.68)
    -------
    $ 24.12
    =======

      11.50%(4)


       1.91%(3)
       2.05%(3)


    $17,450
         10%


                See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class D Shares
(For a share outstanding throughout each period)            For the Period
                                                            April 1, 1998
                                                                through
                                                             November 20,(1)
--------------------------------------------------------------------------------
                                                                 1998

Per Share Operating Performance:
   Net asset value at beginning of period ................     $ 22.05
                                                               -------

Income from Investment Operations:
   Net investment income .................................        0.29
   Net realized and unrealized gain on investments .......       (0.06)
                                                               -------

   Total from Investment Operations ......................        0.23
                                                               -------

Less Distributions:
   Net investment income and short-term gains ............       (0.32)
   Net realized long-term capital gains ..................          --
                                                               -------

   Total distributions ...................................       (0.32)
                                                               -------

   Net asset value at end of period ......................     $ 21.96
                                                               =======

Total Return .............................................        1.09%

Ratios to Average Net Assets:
   Expenses ..............................................        1.50%
   Net investment income .................................        2.04%

Supplemental Data:
   Net assets at end of period (000) .....................     $   --
   Portfolio turnover rate ...............................          10%


-------------
1  Class D Shares were converted to Class A Shares on November 20, 1998.
2 Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.74% for Class D Shares for the year ended March 31, 1995.
3 Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.68% for Class D Shares for the year ended March 31, 1995.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------



                         For the Years Ended March 31,
--------------------------------------------------------------------------------
     1998                1997               1996              1995

   $ 17.11             $ 14.66            $ 12.01           $ 11.22
   -------             -------            -------           -------


      0.43                0.35               0.33              0.31
      5.17                2.47               3.02              0.80
   -------             -------            -------           -------

      5.60                2.82               3.35              1.11
   -------             -------            -------           -------


     (0.40)              (0.31)             (0.38)            (0.31)
     (0.26)              (0.06)             (0.32)            (0.01)
   -------             -------            -------           -------
     (0.66)              (0.37)             (0.70)            (0.32)
   -------             -------            -------           -------
   $ 22.05             $ 17.11            $ 14.66           $ 12.01
   =======             =======            =======           =======

     33.33%              19.46%             28.44%            10.18%


      1.49%               1.62%              1.66%             1.70%(2)
      2.14%               2.15%              2.37%             2.72%(3)


   $18,478             $15,213            $13,757           $11,717
         7%                 13%                15%               18%




                See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                   For the Six
                                                                   Months Ended
                                                                   September 30,
--------------------------------------------------------------------------------
                                                                      1999(1)
Per Share Operating Performance:
   Net asset value at beginning of period ......................     $ 24.36
                                                                     -------

Income from Investment Operations:

   Net investment income .......................................        0.15
   Net realized and unrealized gain (loss) on investments ......       (1.00)
                                                                     -------
   Total from Investment Operations ............................       (0.85)
                                                                     -------

Less Distributions:
   Net investment income and short-term capital gains ..........       (0.27)
   Net realized long-term capital gains ........................       (0.06)
                                                                     -------
   Total distributions .........................................       (0.33)
                                                                     -------
   Net asset value at end of period ............................     $ 23.18
                                                                     =======

Total Return ...................................................       (3.58)%

Ratios to Average Net Assets:
   Expenses ....................................................        0.84%(3)
   Net investment income .......................................        2.28%(3)

Supplemental Data:
   Net assets at end of period (000) ...........................    $143,002
   Portfolio turnover rate .....................................          20%


------------
1 Unaudited.
2 Commencement of operations.
3 Annualized

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

                                                                For the Period
                                                                Nov. 2, 1995(2)
                                                                   through
           For the Years Ended March 31,                          March 31,
--------------------------------------------------------------------------------
   1999                  1998                   1997                1996

 $ 22.26               $ 17.27                $ 14.77             $ 13.89
 -------               -------                -------             -------



    0.63                  0.51                   0.41                0.13
    2.41                  5.25                   2.53                1.17
 -------               -------                -------             -------
    3.04                  5.76                   2.94                1.30
 -------               -------                -------             -------


   (0.61)                (0.51)                 (0.38)              (0.10)
   (0.33)                (0.26)                 (0.06)              (0.32)
 -------               -------                -------             -------
   (0.94)                (0.77)                 (0.44)              (0.42)
 -------               -------                -------             -------
 $ 24.36               $ 22.26                $ 17.27              $14.77
 =======               =======                =======              ======

   14.20%                34.08%                 20.24%              21.12%


    0.87%                 0.89%                  1.02%               1.03%(3)

    2.88%                 2.75%                  2.83%               2.89%(3)


$144,995              $103,817                $34,771             $11,768
      10%                    7%                    13%                 15%



                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies
     Flag Investors Value Builder Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on March 5, 1992, began operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital and current income through diversified investments in a professionally managed balanced portfolio of equity and debt securities.

     The Fund consists of four share classes: Class A Shares, which were first offered June 15, 1992; Class B Shares, which were first offered January 3, 1995; Institutional Shares, which were first offered November 2, 1995; and Class C Shares, which were first offered April 8, 1998. The Fund previously offered Class D Shares which were converted to Class A Shares on November 20, 1998.

     The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and C Shares have a contingent deferred sales charge. In addition each of the classes has a different distribution fee. The Institutional Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation-- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


     NOTE 1 -- concluded

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the seller's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the seller defaults. The Fund's access to the collateral may be delayed or limited if the seller defaults and the value of the collateral declines or if the seller enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other-- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)


NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Deutsche Banc, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

     For the six months ended September 30, 1999 ICC's advisory fee was $3,560,647 of which $579,043 was payable at the end of the period.

     ICC also provides accounting services to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the six months ended September 30, 1999 ICC's fee was $69,337 of which $11,343 was payable at the end of the period.

     ICC also provides transfer agency services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the six months ended September 30, 1999 ICC's fee was $193,023 of which $35,548 was payable at the end of the period.

     Bankers Trust Corporation is the Fund's custodian. For the six months ended September 30, 1999, custody fees amounted to $75,089, of which $48,000 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of ICC.

     Alex. Brown Investment Management ("ABIM") is the Fund's sub-advisor. As compensation for its sub-advisory services, ICC pays ABIM a fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million, and 0.50% of the amount over $200 million.

     ICC Distributors, Inc., a member of the Forum Group of companies, provides distribution services to the Fund for which the Fund pays ICC Distributors an annual fee that is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 1.00% of the Class B and Class C Shares' average daily net assets. The fees for the Class B and Class C Shares include a 0.25% shareholder servicing fee.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended September 30, 1999 was $2,747 and the accrued liability was $32,235.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A, 15 million Class B, 15 million Institutional, 15 million Class C, and 5 million undesignated). Transactions in shares of the Fund were as follows:

                                                                    Class A Shares
                                                       ---------------------------------------
                                                             For the Six           For the
                                                            Months Ended         Year Ended
                                                       September 30, 1999(1)   March 31, 1999
                                                       ---------------------  ---------------
    Shares sold ......................................         3,024,400           7,667,470
    Shares issued to shareholders on
      reinvestment of dividends ......................           296,196             927,793
    Shares converted from Class D                                     --             744,609
    Shares redeemed ..................................        (1,928,814)         (4,698,072)
                                                            ------------       -------------
    Net increase in shares outstanding ...............         1,391,782           4,641,800
                                                            ============       =============

    Proceeds from sale of shares .....................      $ 74,385,994        $167,786,940
    Value of reinvested dividends ....................         7,428,325          20,162,879
    Value of shares converted from Class D ...........                --          16,366,512
    Cost of shares redeemed ..........................       (46,999,643)       (102,312,507)
                                                            ------------       -------------
    Net increase from capital share transactions .....      $ 34,814,676        $102,003,824
                                                            ============       =============

---------
1 Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 3 -- continued

                                                                       Class B Shares
                                                          --------------------------------------
                                                                For the Six           For the
                                                               Months Ended         Year Ended
                                                          September 30, 1999(1)   March 31, 1999
                                                          ---------------------- ---------------
   Shares sold .........................................           915,468           1,963,448
    Shares issued to shareholders on
      reinvestment of dividends ........................            41,412             119,699
    Shares redeemed ....................................          (199,639)           (414,281)
                                                               -----------         -----------
    Net increase in shares outstanding .................           757,241           1,668,866
                                                               ===========         ===========

    Proceeds from sale of shares .......................       $22,410,794         $42,732,188
    Value of reinvested dividends ......................         1,040,426           2,606,348
    Cost of shares redeemed ............................        (4,869,924)         (8,899,431)
                                                               -----------         -----------
    Net increase from capital share transactions .......       $18,581,296         $36,439,105
                                                               ===========         ===========


                                                                       Class C Shares
                                                          ----------------------------------------
                                                                                    For Period
                                                                For the Six      April 8, 1998(2)
                                                               Months Ended           through
                                                          September 30, 1999(1)  March 31, 1999(1)
                                                          ---------------------  -----------------
    Shares sold ........................................           620,190             735,840
    Shares issued to shareholders on
      reinvestment of dividends ........................             7,951              12,033
    Shares redeemed ....................................           (24,927)            (24,353)
                                                               -----------         -----------
    Net increase in shares outstanding                             603,214             723,520
                                                               ===========         ===========

    Proceeds from sale of shares .......................       $15,144,924         $16,181,630
    Value of reinvested dividends ......................           200,163             261,764
    Cost of shares redeemed ............................          (602,661)           (544,762)
                                                               -----------         -----------
    Net increase from capital share transactions .......       $14,742,426         $15,898,632
                                                               ===========         ===========


---------
1 Unaudited.
2 Commencement of operations.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                                           Class D Shares(1)
                                                         -------------------
                                                            For the Period
                                                             April 1, 1998
                                                                through
                                                           November 20, 1998
                                                         -------------------
    Shares sold .......................................                --
    Shares issued to shareholders on
      reinvestment of dividends .......................             9,988
    Shares converted to Class A .......................          (745,254)
    Shares redeemed ...................................          (102,674)
    Net decrease in shares outstanding ................          (837,940)
                                                             ============
    Proceeds from sale of shares ......................      $         --
Value of reinvested dividends .........................           212,526
    Value of shares converted to Class A ..............       (16,366,512)
    Cost of shares redeemed ...........................        (2,130,846)
                                                             ------------
    Net decrease from capital share transactions ......      $(18,284,832)
                                                             ============


----------
1 Converted to Class A Shares on November 20, 1998.



                                                                  Institutional Shares
                                                        --------------------------------------
                                                            For the Six             For the
                                                           Months Ended           Year Ended
                                                        September 30, 1999(1)   March 31, 1999
                                                        ------------------      --------------
   Shares sold .......................................          225,816            2,172,982
    Shares issued to shareholders on .................
      reinvestment of dividends ......................           63,950              192,473
    Shares redeemed ..................................          (72,640)          (1,076,590)
                                                           ------------         ------------
    Net increase in shares outstanding ...............          217,126            1,288,865
                                                           ============         ============

    Proceeds from sale of shares .....................       $5,402,663          $46,655,765
    Value of reinvested dividends ....................        1,617,430            4,221,557
    Cost of shares redeemed ..........................       (1,771,939)         (22,007,214)
                                                           ------------         ------------
    Net increase from capital share transactions .....       $5,248,154          $28,870,108
                                                           ============         ============


--------
1 Unaudited.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 4 -- Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $185,220,424 and sales of investment securities aggregated $177,465,437 for the six months ended September 30, 1999. Sales of U.S. government obligations aggregated $9,205,936 for the period.

     On September 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $258,010,319 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $37,995,349.

Note 5 -- Net Assets

     On September 30, 1999, net assets consisted of:

 Paid-in capital:
   Class A Shares ...............................................  $441,964,702
   Class B Shares ...............................................   108,656,701
   Class C Shares ...............................................    30,641,057
   Institutional Shares .........................................   119,306,911
 Accumulated net realized gain from security transactions .......    20,472,621
 Unrealized appreciation of investments .........................   219,791,916
 Undistributed net investment income ............................     5,225,781
                                                                   ------------
                                                                   $946,059,689
                                                                   ============


NOTE 6 -- Subsequent Event

On June 4, 1999, Bankers Trust Corporation, the parent company of Investment Company Capital Corp ("ICC"), the investment advisor to the Fund was acquired by Deutsche Bank AG. As a result, ICC also became an indirect wholly-owned subsidiary of Deutsche Bank AG.

     A Special Meeting of Shareholders of the Flag Investors Value Builder Fund, Inc. (the "Special Meeting") was held on October 7, 1999, at which time shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") with ICC. Shareholders also approved a new sub-advisory agreement with Alex. Brown Investment Management (the "Sub-Advisory Agreement"). Shareholders also elected the Board of Directors. The Special Meeting was reconvened on October 22, 1999, at which time shareholders voted not to eliminate, modify or reclassify certain fundamental restrictions of the Fund.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------



NOTE 6 -- (concluded)

The results of the shareholder voting at the Special Meeting are as follows:

                                                              Withheld/     Broker
  Proposal                               For      Against     Abstain     Non-Votes

  Elect Truman T. Semans             30,908,960               251,084
  Elect Richard R. Burt              30,907,876               252,168
  Elect Richard T. Hale              30,929,003               231,041
  Elect Joseph R. Hardiman           30,899,894               260,150
  Elect Louis E. Levy                30,921,188               238,856
  Elect Eugene J. McDonald           30,900,550               259,494
  Elect Rebecca W. Rimel             30,925,003               259,494
  Elect Robert H. Wadsworth          30,894,279               265,765
  Investment Advisory Agreement
    with ICC                         30,758,521   139,927     261,596
  Sub-Advisory Agreement with
    Alex. Brown Investment
    Management                       30,759,357   136,760     263,927
  Eliminate policy regarding
    short sales                      11,202,134   480,283     321,406    19,156,221
  Eliminate policy regarding
    purchasing securities on margin  11,132,801   543,853     327,169    19,156,221
  Eliminate policy regarding oil,
    gas and mineral leases           11,081,290   567,358     355,175    19,156,221
  Modify policy regarding
    commodities                      11,132,023   527,619     344,181    19,156,221
  Modify policy regarding borrowing  11,165,429   512,391     326,003    19,156,221
  Modify policy regarding loans      11,196,914   493,047     313,862    19,156,221
  Modify and reclassify as non-
    fundamental the policy
    regarding illiquid and
    restricted securities            11,160,524   485,467     357,832    19,156,221

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





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


FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

Directors and Officers

                                TRUMAN T. SEMANS
                              Chairman and Director

               JAMES J. CUNNANE                    CARL W. VOGT, ESQ.
                   Director                            Director

               RICHARD T. HALE                        HARRY WOOLF
                   Director                            President

              JOSEPH R. HARDIMAN                     AMY M. OLMERT
                   Director                            Secretary

                LOUIS E. LEVY                      CHARLES A. RIZZO
                   Director                            Treasurer

              EUGENE J. MCDONALD                   DANIEL O. HIRSCH
                   Director                       Assistant Secretary

              REBECCA W. RIMEL
                   Director



Investment Objective


A balanced mutual fund designed to maximize total return through a combination of long-term growth of capital and current income.

                   This report is prepared for the general
               information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                   For more complete information regarding any of
               the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                    [LOGO]

                                 FLAG INVESTORS
                          Investing With A Difference


                                     Growth

                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund


                                   Specialty

                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund


                                    Balanced
                       Flag Investors Value Builder Fund


                                  Fixed Income
                 Flag Investors Short Intermediate Income Fund
            Flag Investors Total Return U.S. Treasury Fund Shares


                                Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                  Money Market

                    Flag Investors Cash Reserve Prime Shares


                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                             www.flaginvestors.com

                                Distributed by:
                             ICC Distributors, Inc.


                                                                            VBSA
                                                                         (11/99)